Prepaid Expenses and Other Current Assets (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Prepaid Expenses and Other Current Assets [Abstract]
Schedule of Prepaid Expenses and Other Current Assets	Other receivable, prepaid expenses and other current assets consist of the following (in thousands):
	September 30,	December 31,
	2023	2022
Prepaid expenses and other current assets	1,326	2,871
Accrued Revenue	1,631	591
Other Receivable	3,187	947
Total	6,144	4,409
Accounts receivables, prepaid expenses and other current assets consist of the following at December 31
	Year Ended December 31,
	2022	2021
	(in thousands)
Prepaid expenses and other current assets	4,409	2,039
	$4,409	$2,039